GENERAL	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:GENERAL

Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global technology company that provides agencies, brands and publishers with innovative solutions that cover the three main pillars of digital advertising – ad search, social media, and display/video and CTV advertising.

On January 14, 2020, the Company completed the acquisition of Content IQ LLC (see Note 3) and on July 22, 2020, the Company consummated the assets acquisition of Pub Ocean (see Note 3).